POST-EMPLOYMENT BENEFITS - Fair value of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
POST-EMPLOYMENT BENEFITS
Immediate Available Values	R$ 1,176	R$ 3,854
Achievable	788,598	904,742
Fixed IncomeInvestments	30,197,616	24,240,626
Investments in Variable Income	7,570,489	5,972,474
Property investments	1,019,850	945,036
Structured Investments	1,019,744	600,497
Loans and Financing	867,657	701,401
Others	17,819	31,016
Collective risk benefit fund	22,201	27,514
Funds receivable from sponsor and participant	(9,005,558)	(2,854,987)
Operating liabilities	(146,169)	(84,778)
Contingent liabilities	(247,337)	(248,344)
Investment Funds	(202,366)	(243,479)
Administrative Funds	(387,349)	(241,042)
Pension funds	(122,032)	(66,831)
Total assets	R$ 31,394,339	R$ 29,687,699